Debt Schedule of Maturities (Details) $ in Millions	Dec. 31, 2015 USD ($)
Debt Disclosure [Abstract]
2016	$ 28.7
2017	661.3
2018	289.0
2019	0.0
2020	361.3
Thereafter	1,600.0
Total	$ 2,940.3